Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of asset useful life [text block]
Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Leasehold improvements	11 years
Other equipment	5 – 10 years